Report Of The Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 269,168	£ 255,421
Off-balance sheet commitments	18,574	19,583
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,592	19,614
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(18)	(31)
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,248	10
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	492,408	432,006
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,370)	(1,240)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,881	18,649
Loans and other credit related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,456	3,781
Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,456	3,781
Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
– performance and other guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,118	15,802
– performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,136	15,833
– performance and other guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(18)	(31)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,614	91,177
Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73,717	92,331
Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,103)	(1,154)
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,109	10,784
Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,152	10,789
Loans and advances to banks at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(43)	(5)
Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,248	10
Debt instruments measured at FVOCI | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,218	8
Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,248	41,188
Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24)	(19)
Debt instruments measured at FVOCI | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,975	2,584
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41,548	42,776
Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41,548	42,776
Trading assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	269,755	202,137
Other financial assets measured at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(137)	(9)
Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,946	5,197
Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,946	5,197
Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	225,238	141,221
Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	225,238	141,221
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,013	25,394
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(55)	(163)
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55,004	56,087
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(937)	(964)
– financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,700	10,850
– financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(111)	(27)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,959	9,872
Strong | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,168	2,134
Strong | – performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,791	7,738
Strong | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,961	28,110
Strong | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,945	2,246
Strong | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	199,167	111,471
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,766	5,473
Good | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	183	1,114
Good | – performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,583	4,359
Good | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,323	5,331
Good | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	331	304
Good | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,128	25,487
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,164	3,562
Satisfactory | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	90	432
Satisfactory | – performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,074	3,130
Satisfactory | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,966	8,985
Satisfactory | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	669	2,644
Satisfactory | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,886	4,054
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	613	584
Sub- standard | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14	94
Sub- standard | – performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	599	490
Sub- standard | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	298	350
Sub- standard | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	3
Sub- standard | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29	207
Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	90	123
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	660,606	533,097
Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	661,913	534,284
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,307)	(1,187)
Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	552,918	420,332
Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	58,920	61,091
Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,560	45,131
Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 4,872	£ 5,206
Portfolio concentration risk | Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	100.00%	100.00%
Portfolio concentration risk | Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	84.00%	78.70%
Portfolio concentration risk | Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	9.00%	11.40%
Portfolio concentration risk | Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	6.00%	8.40%
Portfolio concentration risk | Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	1.00%	1.00%
Credit impaired | Credit impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	£ 1	£ 7
Credit impaired | Credit impaired | – performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	89	116
Credit impaired | Credit impaired | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28	2
Credit impaired | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 2,643	£ 2,524
Credit impaired | Portfolio concentration risk | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	0.00%	0.50%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	£ 131,697	£ 126,677
IFRS 9 | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107	0	$ 23,072
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	360,624	305,257
Off-balance sheet commitments	131,784	126,749
IFRS 9 | Gross carrying/nominal amount | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107	0	23,205
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,283)	(1,168)
Off-balance sheet commitments	(87)	(72)
IFRS 9 | Allowance for ECL | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0	(133)
IFRS 9 | Financial assets at amortised cost | Gross carrying/nominal amount | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,205	0
IFRS 9 | Financial assets at amortised cost | Allowance for ECL | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(133)	0
IFRS 9 | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,426	39,814
IFRS 9 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,450	39,833
IFRS 9 | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24)	(19)
IFRS 9 | Loans and other credit related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	126,390	115,640
IFRS 9 | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	126,457	115,695
IFRS 9 | Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(67)	(55)
IFRS 9 | Loan and other credit related commitments for loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	92,037
IFRS 9 | Loan and other credit related commitments for loans and advances to customers | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	92,103
IFRS 9 | Loan and other credit related commitments for loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(66)
IFRS 9 | Loan and other credit-related commitments for loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	34,353
IFRS 9 | Loan and other credit-related commitments for loans and advances to banks | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	34,354
IFRS 9 | Loan and other credit-related commitments for loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(1)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,307	11,037
IFRS 9 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,327	11,054
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(20)	(17)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73,717	92,331
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,103)	(1,154)
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,614	91,177
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73,717	92,331
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,103)	(1,154)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,152	10,789
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(43)	(5)
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,109	10,784
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,152	10,789
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(43)	(5)
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131,433	108,482
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131,434	108,482
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	0
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,285	346
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,285	346
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – reverse repurchase agreements-non trading | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33,684	30,005
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,949	54,448
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,949	54,448
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial investments | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,248	10
IFRS 9 | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,248	10
IFRS 9 | Financial investments | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Prepayments, accrued income and other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55,631	38,842
IFRS 9 | Prepayments, accrued income and other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55,634	38,851
IFRS 9 | Prepayments, accrued income and other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(9)
IFRS 9 | Prepayments, accrued income and other assets | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55,634	38,851
IFRS 9 | Prepayments, accrued income and other assets | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(9)
IFRS 9 | – endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	243	196
IFRS 9 | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	243	196
IFRS 9 | – endorsements and acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55,388	38,646
IFRS 9 | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55,391	38,655
IFRS 9 | – accrued income and other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(9)
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,426	39,814
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,450	39,833
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24)	(19)
IFRS 9 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		202,137
IFRS 9 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(9)
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	269,618	202,128
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	269,755	202,137
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(137)	(9)
IFRS 9 | – personal | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,116	2,269
IFRS 9 | – personal | Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	(1)
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,958	25,231
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,013	25,394
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(55)	(163)
IFRS 9 | – corporate and commercial | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	68,441	63,352
IFRS 9 | – corporate and commercial | Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(62)	(48)
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,067	55,123
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55,004	56,087
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(937)	(964)
IFRS 9 | – financial | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	55,900	50,074
IFRS 9 | – financial | Loans and other credit related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(5)	(6)
IFRS 9 | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,589	10,823
IFRS 9 | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,700	10,850
IFRS 9 | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(111)	(27)
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	85,725	80,153
IFRS 9 | Strong | Gross carrying/nominal amount | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107	0	19,419
IFRS 9 | Strong | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,248	36,410
IFRS 9 | Strong | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	82,801	71,741
IFRS 9 | Strong | Loan and other credit related commitments for loans and advances to customers | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	48,627
IFRS 9 | Strong | Loan and other credit-related commitments for loans and advances to banks | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	34,174
IFRS 9 | Strong | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,924	8,412
IFRS 9 | Strong | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,997	41,339
IFRS 9 | Strong | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,637	8,649
IFRS 9 | Strong | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131,379	108,133
IFRS 9 | Strong | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,281	343
IFRS 9 | Strong | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43,777	47,071
IFRS 9 | Strong | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,028	2
IFRS 9 | Strong | Prepayments, accrued income and other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,972	36,558
IFRS 9 | Strong | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	208	105
IFRS 9 | Strong | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,764	36,453
IFRS 9 | Strong | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,248	36,410
IFRS 9 | Strong | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	253,856	192,107
IFRS 9 | Strong | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,019	18,956
IFRS 9 | Strong | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,352	16,533
IFRS 9 | Strong | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,626	5,850
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	24,749	22,948
IFRS 9 | Good | Gross carrying/nominal amount | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0	1,598
IFRS 9 | Good | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,471	1,899
IFRS 9 | Good | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,578	21,860
IFRS 9 | Good | Loan and other credit related commitments for loans and advances to customers | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,501
IFRS 9 | Good | Loan and other credit-related commitments for loans and advances to banks | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77
IFRS 9 | Good | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,171	1,088
IFRS 9 | Good | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,618	20,531
IFRS 9 | Good | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	790	320
IFRS 9 | Good | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	198
IFRS 9 | Good | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,953	6,355
IFRS 9 | Good | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Prepayments, accrued income and other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	708	666
IFRS 9 | Good | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	61
IFRS 9 | Good | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	704	605
IFRS 9 | Good | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,471	1,899
IFRS 9 | Good | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,259	7,219
IFRS 9 | Good | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,928	4,136
IFRS 9 | Good | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,393	13,867
IFRS 9 | Good | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,297	2,528
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,518	21,263
IFRS 9 | Satisfactory | Gross carrying/nominal amount | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0	1,773
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	626	1,406
IFRS 9 | Satisfactory | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,523	20,018
IFRS 9 | Satisfactory | Loan and other credit related commitments for loans and advances to customers | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,422
IFRS 9 | Satisfactory | Loan and other credit-related commitments for loans and advances to banks | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	101
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	995	1,245
IFRS 9 | Satisfactory | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,612	23,469
IFRS 9 | Satisfactory | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,634	1,815
IFRS 9 | Satisfactory | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55	151
IFRS 9 | Satisfactory | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	3
IFRS 9 | Satisfactory | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,219	1,022
IFRS 9 | Satisfactory | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	220	8
IFRS 9 | Satisfactory | Prepayments, accrued income and other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	896	1,574
IFRS 9 | Satisfactory | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	23
IFRS 9 | Satisfactory | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	871	1,551
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	626	1,406
IFRS 9 | Satisfactory | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,167	2,758
IFRS 9 | Satisfactory | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	858	1,793
IFRS 9 | Satisfactory | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,496	19,597
IFRS 9 | Satisfactory | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,258	2,079
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,545	2,084
IFRS 9 | Sub- standard | Gross carrying/nominal amount | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	105	118
IFRS 9 | Sub- standard | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,392	1,874
IFRS 9 | Sub- standard | Loan and other credit related commitments for loans and advances to customers | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,390
IFRS 9 | Sub- standard | Loan and other credit-related commitments for loans and advances to banks | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	153	210
IFRS 9 | Sub- standard | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,263	4,512
IFRS 9 | Sub- standard | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	5
IFRS 9 | Sub- standard | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Prepayments, accrued income and other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	11
IFRS 9 | Sub- standard | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	11
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	105	118
IFRS 9 | Sub- standard | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	150	11
IFRS 9 | Sub- standard | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	103	56
IFRS 9 | Sub- standard | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,910	4,305
IFRS 9 | Sub- standard | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	250	151
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	163	202
IFRS 9 | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,227	2,480
IFRS 9 | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65	0
IFRS 9 | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323	42
IFRS 9 | Sub-standard1 | Gross carrying/nominal amount | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0	124
IFRS 9 | Credit impaired | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	247	301
IFRS 9 | Credit impaired | Credit impaired | Gross carrying/nominal amount | – asset held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0	$ 291
IFRS 9 | Credit impaired | Credit impaired | Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	163	202
IFRS 9 | Credit impaired | Credit impaired | Loan and other credit related commitments for loans and advances to customers | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	163
IFRS 9 | Credit impaired | Credit impaired | Loan and other credit-related commitments for loans and advances to banks | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
IFRS 9 | Credit impaired | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	84	99
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,227	2,480
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65	0
IFRS 9 | Credit impaired | Credit impaired | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Prepayments, accrued income and other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32	42
IFRS 9 | Credit impaired | Credit impaired | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6	7
IFRS 9 | Credit impaired | Credit impaired | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	35
IFRS 9 | Credit impaired | Credit impaired | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	105	453
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,853	1,785
IFRS 9 | Credit impaired | Credit impaired | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 269	£ 242